Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	China Networks International Holdings Ltd
Entity Central Index Key	0001443979
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Shell Company	true
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	D8
Entity File Number	001-34395
Entity Common Stock, Shares Outstanding	83,158,778